Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Long-Term Incentive Plan [member] - Restricted shares [member] pure in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	6,453	6,833
Weighted average fair value	£ 6.61	£ 8.24